Share capital (Schedule of Share Capital) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	May 17, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Common shares issued, shares	165,145,187	27,323,389	117,975,579
Common shares issued, value	$ 423,098	$ 500	$ 350,707
Preferred issued, shares
Preferred issued, value
Share capital (Note18)	$ 423,098	$ 500	$ 350,707